Share Capital and Public Offerings (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of table summarizes the common share warrant activity
Balance at January 1, 2021	-
Issuances	5,686,746
Exercises	(277,000)
Balance at June 30, 2021	5,409,746